Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Investments [Line Items]
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurement Using Significant Other
	Markets for Identical Assets (Level 1)
	As of December 31,
	2020	2021
	RMB	RMB	US$(Note 2(d))
Long-term investments	—	988	155

	Fair Value Measurement Using Significant Other
	Observable Inputs (Level 2)
	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Short-term investments	1,223,547	580,855	91,149
Long-term investments	6,819	—	—

	Fair Value Measurement Using
	Unobservable Inputs (Level 3)
	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Short-term investments	—	30,006	4,709
Long-term investments	71,506	—	—
Contingent consideration for business combinations - short term	7,696	7,153	1,122
Contingent consideration for business combinations - long term	3,054	—	—

Schedule of roll forward of major Level 3 investments

The roll forward of major Level 3 investments are as following:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Fair value of Level 3 investment at the beginning of the year	825,970	71,506	11,221
Addition	—	30,000	4,708
Decrease	(754,013)	(71,241)	(11,179)
Change in fair value of the investments	(451)	(259)	(41)
Fair value of Level 3 investment at the end of the year	71,506	30,006	4,709

Schedule of roll forward of contingent consideration for acquisitions

The roll forward of contingent consideration for acquisitions is as below:

		As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	30,220	10,750	1,687
Addition	—	—	—
Net change in fair value	(5,451)	(3,597)	(565)
Payment	(14,019)	—	—
Balance at the end of the year	10,750	7,153	1,122

Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(d))
Cash and cash equivalents	295,463	213,538	349,077	54,778
Restricted cash	327,052	50,566	46,521	7,300
Total	622,515	264,104	395,598	62,078

Schedule of allowance for doubtful accounts

The following table summarized the details of the Group’s allowance for credit losses related to accounts receivables:

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	20,204	48,647	91,422	14,346
Cumulative effect of adoption of new accounting standard	—	1,833	—	—
Provision for doubtful accounts	30,023	56,747	13,216	2,073
Reversal	(1,580)	(837)	—	—
Write-offs	—	(14,968)	(10,205)	(1,601)
Balance at the end of year	48,647	91,422	94,433	14,818

Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Computers and equipment	3 - 5 years
Buildings	16 - 20 years
Furniture and fixtures	3 - 5 years
Vehicles	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset ranging from 1 – 9 years

The Affiliated Entities [Member]
Schedule of Investments [Line Items]
Schedule of financial statement amounts and balances of the Affiliated Entities were included in the consolidated financial statements

The following assets, liabilities, revenues and loss of the Affiliated Entities were included in the consolidated financial statements as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB	US$(Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	115,737	89,431	14,034
Restricted cash	49,068	20,410	3,203
Short-term investments	685,773	306,100	48,034
Accounts receivable, net	153,844	111,941	17,566
Intercompany receivables	504,780	424,829	66,665
Amounts due from related parties	23,856	14,805	2,323
Prepayments and other current assets	214,164	46,455	7,290
Total current assets	1,747,222	1,013,971	159,115

Non-current assets
Long-term investments	232,068	175,947	27,610
Property and equipment, net	46,346	41,062	6,444
Intangible assets, net	61,682	51,925	8,148
Operating lease right-of-use assets, net	37,182	27,841	4,369
Goodwill	185,004	184,619	28,971
Other non-current assets	83,328	86,766	13,615
Total non-current assets	645,610	568,160	89,157
Total assets	2,392,832	1,582,131	248,272

LIABILITIES
Current liabilities
Short-term borrowings	251,685	184,546	28,959
Accounts and notes payable	604,766	325,716	51,112
Intercompany payable	5,293,093	5,271,506	827,215
Salary and welfare payable	38,397	24,689	3,874
Taxes payable	3,384	4,113	645
Advances from customers	192,965	123,625	19,399
Operating lease liabilities, current	9,527	4,457	699
Amounts due to related parties	2,198	2,198	345
Accrued expenses and other current liabilities	630,330	330,723	51,898
Total current liabilities	7,026,345	6,271,573	984,146
Non-current liabilities
Operating lease liabilities, non-current	30,108	23,935	3,756
Deferred tax liabilities	12,019	10,341	1,623
Total non-current liabilities	42,127	34,276	5,379
Total liabilities	7,068,472	6,305,849	989,525

2. Principal Accounting Policies – continued

(b) Principles of Consolidation – continued

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(d))
Net revenues (1)	1,181,747	485,702	249,589	39,166
Net loss attributable to Tuniu Corporation (2)	(334,832)	(509,406)	(42,858)	(6,726)
Net cash used in operating activities	(505,492)	(849,609)	(190,429)	(29,882)
Net cash (used in)/provided by investing activities	(246,340)	901,947	411,467	64,568
Net cash provided by/(used in) financing activities	680,822	(332,455)	(276,001)	(43,311)